CONSOLIDATED STATEMENT OF INCOME (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Natural Gas Pipelines	4,497	4,264	4,244
Oil Pipelines	1,124	1,039	827
Energy	3,176	2,704	2,768
Total Revenues	8,797	8,007	7,839
Income from Equity Investments (Note 8)	597	257	415
Operating and Other Expenses
Plant operating costs and other	2,674	2,577	2,358
Commodity purchases resold	1,317	1,049	991
Property taxes	445	434	410
Depreciation and amortization	1,485	1,375	1,328
Total Operating and Other Expenses	5,921	5,435	5,087
Financial Charges/(Income)
Interest expense (Note 15)	1,046	1,037	1,078
Interest income and other	(72)	(125)	(89)
Total Financial Charges/(Income)	974	912	989
Income before Income Taxes	2,499	1,917	2,178
Income Tax Expense (Note 16)
Current	43	185	194
Deferred	562	276	352
Total Income Tax Expense/ (Recovery)	605	461	546
Net Income	1,894	1,456	1,632
Net Income Attributable to Non-Controlling Interests (Note 18)	105	96	107
Net Income Attributable to Controlling Interests	1,789	1,360	1,525
Preferred Share Dividends (Note 20)	20	22	22
Net Income Attributable to Common Shares	1,769	1,338	1,503